Note 17 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		$ 4,989	$ 4,989
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	421
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	276	191	116
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 697	$ 5,180	$ 5,105